Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:
Balance at Dec. 31, 2009	$ 35,768	$ 16	$ (7,610)	$ (56)	$ 27,198	$ 16,355	$ (135)
Balance (in shares) at Dec. 31, 2009		1,612,000,000	(219,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		12,000,000
Purchase of treasury shares			(1,500)
Purchase of treasury shares (in shares)			(42,000,000)
Employee stock purchase plan issuances			80
Employee stock purchase plan issuances (in shares)			2,000,000
Stock option activity and stock awards					384
Tax benefit on stock options and stock awards					28
Net income attributable to CVS Caremark	3,427					3,427
Common stock dividends						(479)
Net cash flow hedges, net of income tax	(1)						(1)
Pension liability adjustment, net of income tax	(7)						(7)
Balance at Dec. 31, 2010	37,700	16	(9,030)	(56)	27,610	19,303	(143)
Balance (in shares) at Dec. 31, 2010		1,624,000,000	(259,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		16,000,000
Purchase of treasury shares			(3,001)
Purchase of treasury shares (in shares)			(84,000,000)
Employee stock purchase plan issuances			78
Employee stock purchase plan issuances (in shares)			3,000,000
Stock option activity and stock awards					495
Tax benefit on stock options and stock awards					21
Net income attributable to CVS Caremark	3,461					3,461
Common stock dividends						(674)
Net cash flow hedges, net of income tax	(9)						(9)
Pension liability adjustment, net of income tax	(20)						(20)
Balance at Dec. 31, 2011	38,051	16	(11,953)	(56)	28,126	22,090	(172)
Balance (in shares) at Dec. 31, 2011		1,640,000,000	(340,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		1
Stock options exercised and issuance of stock awards (in shares)		27,000,000
Purchase of treasury shares			(4,330)
Purchase of treasury shares (in shares)			(95,000,000)
Employee stock purchase plan issuances			47
Employee stock purchase plan issuances (in shares)			1,000,000
Transfer of shares from shares held in trust			(34)
Transfer of shares from shares held in trust (in shares)			(1,000,000)
Transfer of shares held in trust to treasury stock				25	9
Transfer of shares held in trust to treasury stock (in shares)				1,000,000
Stock option activity and stock awards					955
Tax benefit on stock options and stock awards					28
Purchase of noncontrolling interest in subsidiary					2
Changes in inventory accounting principles (Note 2)						(89)
Net income attributable to CVS Caremark	3,877					3,877
Common stock dividends						(829)
Net cash flow hedges, net of income tax	3						3
Pension liability adjustment, net of income tax	(12)						(12)
Balance at Dec. 31, 2012	$ 37,704	$ 17	$ (16,270)	$ (31)	$ 29,120	$ 25,049	$ (181)
Balance (in shares) at Dec. 31, 2012		1,667,000,000	(435,000,000)	(1,000,000)